Shareholder Report, Line Graph (Details) 194912_Aristotle International Equity Fund_Class A_TSR Annual {Class A} - USD ($)				12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 28, 2023	Mar. 31, 2026
Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A (with sales charge)
Accumulated Value	$ 10,436	$ 9,904	$ 9,579	$ 11,883
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	11,094	10,457	10,000	$ 13,858
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Net (USD)
Accumulated Value	$ 11,070	$ 10,555	$ 10,000	$ 13,424